Allowances for Credit Losses - Summary of Changes in the Book Value of Loans at Amortized Cost (Details) - Loans measured at amortized cost - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
12-month expected credit losses
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	₩ 348,518,780	₩ 316,377,009
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	31,046,440	26,751,021
Transfer to lifetime expected credit losses (non-impaired)	(36,815,970)	(33,475,491)
Transfer to lifetime expected credit losses (impaired)	(668,120)	(596,861)
Sales	(2,892,774)	(4,324,146)
Write-offs	0	0
Business combination	116,067	7,029,580
Net increase (decrease) (execution, repayment, and others)	46,013,068	36,757,668
Ending	385,317,491	348,518,780
Lifetime expected credit losses - Non-impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	28,504,202	23,814,108
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	(30,615,747)	(26,629,210)
Transfer to lifetime expected credit losses (non-impaired)	37,276,737	34,603,648
Transfer to lifetime expected credit losses (impaired)	(1,486,835)	(2,287,196)
Sales	(8,541)	(20,907)
Write-offs	9	(6)
Business combination	3,924	570,710
Net increase (decrease) (execution, repayment, and others)	(895,012)	(1,546,945)
Ending	32,778,737	28,504,202
Lifetime expected credit losses - Impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	3,427,365	1,900,958
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	(430,693)	(121,811)
Transfer to lifetime expected credit losses (non-impaired)	(460,767)	(1,128,157)
Transfer to lifetime expected credit losses (impaired)	2,154,955	2,884,057
Sales	(151,714)	(200,182)
Write-offs	(1,091,619)	(1,284,592)
Business combination	12,808	1,711,823
Net increase (decrease) (execution, repayment, and others)	27,765	(334,731)
Ending	₩ 3,488,100	₩ 3,427,365